Income Tax	12 Months Ended
Dec. 31, 2021
Income Tax

23.	Income Tax

The reconciliation of the combined Canadian federal and provincial statutory income tax rate of 26.60% (2020 - 26.60%) to the effective tax rate for the year ended December 31, 2021 and December 31, 2020 is as follows:

	December 31, 2021	December 31, 2020
Statutory income tax rate	26.60%	26.60%

Net loss before income taxes	$(52,986,087)	$(26,930,501)
Computed income tax recovery	(14,094,299)	(7,163,513)
Increase (decrease) resulting from:
Non-deductible expenses and other	5,314,788	284,545
Differences in foreign tax rates	(247,875)	(111,194)
Utilization of previously unrecognized tax losses	199,180	(393,525)
Origination and reversal of temporary differences	413,197	1,519,081
Current period loss for which no benefit is recognized	7,475,544	5,786,437
Income tax recovery	$(939,465)	$(78,169)

The components of income tax expense (recovery) are as follows:

	December 31, 2021	December 31, 2020
Current tax expense	$194,222	$5,617
Deferred tax recovery	(1,133,687)	(83,786)
Income tax recovery	$(939,465)	$(78,169)

The table below summarizes the movement of net deferred tax assets and liabilities:

	January 1, 2021	Recognized in net loss	Recognized in OCI	Acquisitions	December 31, 2021
Deferred tax asset
Tax losses carried forward	$5,385,629	$(2,065,439)	$-	$620,551	$3,940,741
Financing and share issuance cost	14,551	(14,551)	-	-	-
Intangible assets and other	702,666	(673,525)	(60,616)	1,167,246	1,135,771
	6,102,846	(2,753,515)	(60,616)	1,787,797	5,076,512
Deferred tax liability
Intangible assets and other	$(21,090,932)	$3,728,197	$-	$(13,439,766)	$(30,802,501)
Investments	(173,901)	159,005	-	-	(14,896)
	(21,264,833)	3,887,202	-	(13,439,766)	(30,817,397)

Net deferred tax asset (liability)	$(15,161,987)	$1,133,687	$(60,616)	$(11,651,969)	$(25,740,885)

	January 1, 2020	Recognized in net loss	Recognized in OCI	Acquisitions	December 31, 2020
Deferred tax asset
Tax losses carried forward	$1,398,277	$(412,552)	$-	$4,399,904	$5,385,629
Financing and share issuance cost	14,551	-	-	-	14,551
Intangible assets and other	-	702,666	-	-	702,666
	1,412,828	290,114	-	4,399,904	6,102,846
Deferred tax liability
Intangible assets and other	$(13,735,411)	$(192,449)	$-	$(7,163,072)	$(21,090,932)
Investments	(160,022)	(13,879)	-	-	(173,901)
	(13,895,433)	(206,328)	-	(7,163,072)	(21,264,833)

Net deferred tax asset (liability)	$(12,482,605)	$83,786	$-	$(2,763,168)	$(15,161,987)

Deferred tax assets have not been recognized in respect of the following deductible temporary differences:

	December 31, 2021	December 31, 2020

Tax losses carried forward	$84,156,050	$50,961,545
Intangible assets and goodwill	32,732,062	43,507,284
Investments	5,112,068	2,923,560
Financing and share issuance costs	9,694,771	3,637,251
Long-term debt	-	396,182
Other temporary differences	390,249	565,788
Deferred tax asset not recognized	$132,085,200	$101,991,610

The Company has Canadian net operating losses of $66,740,187 available to reduce taxable income in future years. If not utilized, these net operating losses will expire between 2031 to 2041.

The Company has USA net operating losses of $17,415,864 available to reduce taxable income in future years. If not utilized, $2,582,368 of these net operating losses will expire between 2033 and 2036 and $14,833,496 of these net operating losses will carryforward indefinitely.

Other deductible temporary differences have an unlimited carryforward period pursuant to current tax laws.

Deferred tax liabilities related to undistributed earnings from investments in subsidiaries have not been recognized as the Company controls whether the liabilities will be incurred and the Company is satisfied that the liabilities will not be incurred in the foreseeable future.